Quarterly financial data - Schedule of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 172,729	$ 164,440	$ 133,095	$ 135,754	$ 124,065	$ 113,639	$ 107,514	$ 104,555	$ 606,018	$ 449,773	$ 325,897
Income before taxes and interest from unconsolidated equity investees	(10,341)	44,741	24,918	37,751	20,105	28,421	35,884	28,640	97,069	113,050	59,799
Net income	$ (13,078)	$ 43,830	$ 23,929	$ 36,422	$ 19,638	$ 29,332	$ 35,327	$ 28,503	$ 91,103	$ 112,800	$ 61,161
Net income per share:
Basic	$ (0.17)	$ 0.56	$ 0.31	$ 0.46	$ 0.25	$ 0.37	$ 0.45	$ 0.36	$ 1.16	$ 1.44	$ 0.92
Diluted	$ (0.17)	$ 0.56	$ 0.31	$ 0.46	$ 0.25	$ 0.37	$ 0.45	$ 0.36	$ 1.16	$ 1.44	$ 0.92